SEGMENT REPORTING (Details)	12 Months Ended
	Jul. 31, 2020 USD ($) segment	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4
Revenues	$ 685,999	$ 3,078,758	$ 5,307,891
Cost of revenue and related taxes	227,410
Gross profit (loss)	458,589	3,078,758	5,307,891
Operating expenses	(17,718,007)	(2,407,154)	(2,580,212)
Income (loss) from operations	(17,259,418)	671,604	2,727,679
Net income (loss)	(17,290,368)	429,227	1,946,883
Business advisory and consulting services
Segment Reporting Information [Line Items]
Revenues	645,127
Cost of revenue and related taxes	4,068
Gross profit (loss)	641,059
Operating expenses	(7,092,062)
Income (loss) from operations	(6,451,003)
Net income (loss)	(6,329,798)
Multi-Channel Advertising services
Segment Reporting Information [Line Items]
Operating expenses	(3,951,015)
Income (loss) from operations	(3,951,015)
Net income (loss)	(3,951,015)
Event planning and execution services
Segment Reporting Information [Line Items]
Revenues	40,872
Cost of revenue and related taxes	223,342
Gross profit (loss)	(182,470)
Operating expenses	(4,331,370)
Income (loss) from operations	(4,513,840)
Net income (loss)	(4,665,995)
Movie theatre operation services
Segment Reporting Information [Line Items]
Operating expenses	(2,343,560)
Income (loss) from operations	(2,343,560)
Net income (loss)	$ (2,343,560)
Go public consulting services
Segment Reporting Information [Line Items]
Revenues		3,078,758
Gross profit (loss)		3,078,758
Operating expenses		(2,407,154)
Income (loss) from operations		671,604
Net income (loss)		$ 429,227
Go public consulting services and customer initial registration services
Segment Reporting Information [Line Items]
Revenues			5,307,891
Gross profit (loss)			5,307,891
Operating expenses			(2,580,212)
Income (loss) from operations			2,727,679
Net income (loss)			$ 1,946,883